CrossingBridge Responsible Credit Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 59.8%		Par	Value
Accommodation and Food Services - 2.6%
GrubHub Holdings, Inc., 13.00% (or 6.00% PIK), 07/31/2030 (a)		$ 1,285,776	$ 1,053,207

Administrative and Support and Waste Management and Remediation Services - 2.5%
Uber Technologies, Inc., 4.50%, 08/15/2029 (a)		1,000,000	993,279

Consumer Discretionary - 6.6%
BOS GmbH & Co. KG, 11.32% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	700,000	803,816
Felleskjopet Agri SA, 6.29% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	9,000,000	920,178
Keyto Group AB, 7.30% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	6,250,000	667,223
Secop Group Holding GmbH, 9.40% (3 mo. EURIBOR + 7.00%), 06/15/2029	EUR	200,000	229,816
			2,621,033

Consumer Staples - 2.7%
Nexus Newco BV, 8.66% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	900,000	1,077,182

Finance and Insurance - 5.4%
Photo Holdings LLC, 12.00%, 07/01/2031 (a)		1,336,000	1,378,249
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)		770,000	792,476
			2,170,725

Health Care and Social Assistance - 4.8%
Formycon AG, 9.17% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,213,000	1,348,299
Magle Chemoswed Holding AB, 8.66% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	12,500,000	580,115
			1,928,414

Holding Companies - 7.6%
JDC Group AG, 6.69% (3 mo. EURIBOR + 4.50%), 08/28/2029 (a)	EUR	574,000	667,327
Nordwest Industrie Group GmbH
0.00% (or 8.95% PIK), 11/06/2028 (b)(c)	EUR	21,299	8,518
8.95% (3 mo. EURIBOR + 6.75%), 11/06/2028 (a)(b)	EUR	880,000	351,920
Novedo Holding AB, 9.00% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	10,000,000	921,028
Stockwik Forvaltning AB, 9.24% (3 mo. STIBOR + 7.25%), 06/26/2029 (a)	SEK	10,000,000	1,089,351
			3,038,144

Industrials - 0.8%
SLR Group GmbH, 9.17% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	282,850	313,809

Information - 7.3%
Cabonline Group Holding AB
10.00%, 03/19/2028	SEK	6,292,000	613,213
12.00%, 03/19/2028	SEK	3,364,000	329,919
Calligo UK Ltd., 9.29% (or 9.14% PIK) (3 mo. EURIBOR + 7.00%), 12/29/2028 (b)	EUR	121,009	17,974
GCI LLC, 4.75%, 10/15/2028 (a)		1,000,000	953,904
Go North Group AB, 11.07% (or 10.00% PIK) (SOFR + 5.76%), 01/22/2030 (b)(d)		98,200	0
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)		1,000,000	1,000,319
			2,915,329

Manufacturing - 3.4%
Dell International LLC, 4.90%, 10/01/2026		1,370,000	1,370,604

Materials - 2.2%
Duran Life Science Holding GmbH, 8.73% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	145,000	159,049
Fertiberia Corporate SL, 7.25% (3 mo. EURIBOR + 5.00%), 05/13/2031	EUR	100,000	117,975
Geveko AB, 6.80% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	500,000	579,764
			856,788

Professional, Scientific, and Technical Services - 6.3%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)		628,000	630,378
Getty Images, Inc.
14.00%, 03/01/2028 (a)		251,000	220,629
11.25%, 02/21/2030		657,000	543,832
Oracle Corp.
2.65%, 07/15/2026		673,000	672,527
2.80%, 04/01/2027		444,000	438,216
			2,505,582

Technology - 3.3%
Genexis Group AB
6.00%, 03/31/2029	EUR	109,092	99,718
5.00%, 03/31/2030 (b)	EUR	72,728	18,282
Hawk Infinity Software AS, 10.95% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(e)	NOK	2,500,000	241,830
Verve Group SE, 6.32% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	916,000	963,310
			1,323,140

Transportation and Warehousing - 2.3%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)		871,000	908,131

Utilities - 2.0%
Statnett SF, 4.60%, 05/12/2031	NOK	8,000,000	798,846
TOTAL CORPORATE BONDS (Cost $25,576,929)			23,874,213

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 9.1%		Shares	Value
Agriculture & Natural Solutions Acquisition Corp. (f)		75,000	851,250
Inflection Point Acquisition Corp. III (f)		100,000	1,032,000
JAB Acquisition Corp. I (f)		26,860	269,406
Launch One Acquisition Corp. (f)		63,031	684,516
Siddhi Acquisition Corp. - Class A (f)		25,000	260,000
Soulpower Acquisition Corp. - Class A (f)		50,000	517,500
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $3,563,425)			3,614,672

BANK LOANS - 8.7%		Par	Value
Communications - 1.7%
Cablevision of Litchfield LLC, 9.00% (Fixed Rate), 11/27/2028		677,000	678,693

Consumer Discretionary - 1.9%
Elevate Textiles, Inc., 12.34% (3 mo. Term SOFR + 8.65%), 09/30/2027		753,690	754,316

Information - 1.7%
Audacy Capital LLC, 9.76% (1 mo. Term SOFR + 6.00%), 09/30/2029		782,002	659,161

Retail Trade - 3.4%
Mountaineer Merger Corp., 11.73% (or 7.00% PIK) (3 mo. Term SOFR + 8.00%), 06/16/2030 (d)		126,507	126,507
The Container Store, Inc., 9.20% (or 8.63% PIK) (6 mo. Term SOFR + 5.00%), 07/30/2029 (b)(d)		84,635	6,602
The Container Store, Inc. First Out Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (d)		197,155	189,071
The Container Store, Inc. Priming Loan, 10.14% (or 10.14% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (d)		490,714	490,714
The Container Store, Inc. Rolled Up First Out Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (d)		226,452	215,129

The Container Store, Inc. Super Senior Loan, 10.14% (or 10.17% PIK) (1 mo. Term SOFR + 5.50%), 04/30/2029 (d)		336,080	336,080
			1,364,103
TOTAL BANK LOANS (Cost $3,552,799)			3,456,273

PREFERRED STOCKS - 1.7%		Shares	Value
Retail Trade - 0.0% (g)
Preferred A Mountaineer Merger, 0.00% (or 18.00% PIK) (d)		322,361	0
Preferred B Mountaineer Merger, 0.00% (or 11.47% PIK) (d)		219,992	0
			0

Wholesale Trade - 1.7%
NGL Energy Partners LP, Series B, 11.21% (3 mo. Term SOFR + 7.47%), Perpetual (f)		27,846	694,758
TOTAL PREFERRED STOCKS (Cost $668,633)			694,758

COMMON STOCKS - 0.6%		Shares	Value
Health Care and Social Assistance - 0.0% (g)
Magle Chemoswed Holding AB (f)		83,334	8,938

Information - 0.0% (g)
Go North Group AB - Class B (d)(f)		3,652,178	0
Go North Group AB - Class C (d)(f)		30,357,144	0
			0

Manufacturing - 0.6%
RA Parent, Inc. (d)(f)		4	212,000

Retail Trade - 0.0% (g)
Mountaineer Merger Corp. (d)(f)		477,091	0
The Container Store, Inc. (f)		23,925	0
			0
TOTAL COMMON STOCKS (Cost $268,292)			220,938

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 0.4%		Shares	Value
Real Estate and Rental and Leasing - 0.4%
CTO Realty Growth, Inc., Series A, 6.38%, Perpetual		7,859	164,253
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $157,999)			164,253

CONVERTIBLE BONDS - 0.2%		Par	Value
Information - 0.0% (g)
Go North Group AB, 0.00%, 12/31/2050 (b)(c)(d)	SEK	1,722,507	0

Professional, Scientific, and Technical Services - 0.2%
UpHealth, Inc., 13.09% (SOFR + 9.00%), 12/31/2026 (a)(d)		97,000	90,695
TOTAL CONVERTIBLE BONDS (Cost $97,000)			90,695

WARRANTS - 0.0% (g)		Contracts	Value
Information - 0.0% (g)
Audacy Warrants, Expires 09/30/2029, Exercise Price $0.01 (f)		1,434	3,585
TOTAL WARRANTS (Cost $40,641)			3,585

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER - 11.3%		Par	Value
Consumer Discretionary - 2.1%
Genuine Parts Co., 4.66%, 07/08/2026 (a)(h)		822,000	821,224

Consumer Staples - 2.0%

Keurig Dr Pepper, Inc., 4.41%, 07/08/2026 (a)(h)	800,000		799,264

Health Care and Social Assistance - 2.3%
HCA, Inc., 4.40%, 08/13/2026 (a)(h)	940,000		934,973

Manufacturing - 2.1%
Jabil, Inc., 4.41%, 08/19/2026 (a)(h)	840,000		834,979

Materials - 2.1%
EIDP, Inc., 4.16%, 07/24/2026 (a)(h)	840,000		837,777

Professional, Scientific, and Technical Services - 0.7%
Oracle Corp., 4.52%, 09/16/2026 (a)(h)	300,000		297,152
TOTAL COMMERCIAL PAPER (Cost $4,525,881)			4,525,369

MONEY MARKET FUNDS - 7.7%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (i)	873,963		873,963
First American Treasury Obligations Fund - Class X, 3.58% (i)	2,196,589		2,196,589
TOTAL MONEY MARKET FUNDS (Cost $3,070,552)			3,070,552

TOTAL INVESTMENTS - 99.5% (Cost $41,522,151)			39,715,308
Other Assets in Excess of Liabilities - 0.5%		0.00525	209,548
TOTAL NET ASSETS - 100.0%			$ 39,924,856

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets. AB - Aktiebolag

EURIBOR - Euro Interbank Offered Rate
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $15,860,374 or 39.7% of the Fund’s net assets.

(b)	Security is currently in default.
(c)	Zero coupon bonds make no periodic interest payments.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,666,798 or 4.2% of net assets as of June 30, 2026.

(e)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown is the annualized yield as of June 30, 2026.
(i)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

CrossingBridge Responsible Credit Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2026	USD	6,936,578	EUR	5,909,000	$ 180,659
U.S. Bancorp Investments, Inc.	07/15/2026	USD	1,985,947	NOK	18,230,000	144,651
U.S. Bancorp Investments, Inc.	07/15/2026	USD	4,849,371	SEK	44,935,000	211,207
U.S. Bancorp Investments, Inc.	07/15/2026	EUR	248,150	USD	285,066	(1,350)
Net Unrealized Appreciation (Depreciation)						$ 535,167

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

CrossingBridge Responsible Credit Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$ –	$ 23,874,213	$ 0	$ 23,874,213
Special Purpose Acquisition Companies (SPACs)	3,614,672	–	–	3,614,672
Bank Loans	–	2,092,170	1,364,103	3,456,273
Preferred Stocks	694,758	–	0	694,758
Common Stocks	8,938	0	212,000	220,938
Real Estate Investment Trusts - Preferred	164,253	–	–	164,253
Convertible Bonds	–	–	90,695	90,695
Warrants	–	3,585	–	3,585
Commercial Paper	–	4,525,369	–	4,525,369
Money Market Funds	3,070,552	–	–	3,070,552
Total Investments	$ 7,553,173	$ 30,495,337	$ 1,666,798	$ 39,715,308

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 536,517	$ –	$ 536,517
Total Other Financial Instruments	$ –	$ 536,517	$ –	$ 536,517

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (1,350)	$ –	$ (1,350)
Total Other Financial Instruments	$ –	$ (1,350)	$ –	$ (1,350)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Responsible Credit Fund	Corporate Bonds	Bank Loans	Preferred Stocks	Common Stocks	Convertible Bonds
Beginning Balance - October 1, 2025	$ 99,178	$ 783,445	$ 138,696	$ 192,000	$ 172,975
Purchases	-	778,639	-	53,000	-
Sales	(4)	(1,404,621)	-	-	(104,131)
Realized gains	-	12,450	-	-	16,916
Realized losses	(486,263)	(60,028)	-	-	-
Accretion of discount/(amortization of premium)	-	9,752	-	-	7,054
Change in unrealized appreciation/(depreciation)	387,089	46,573	(138,696)	(33,000)	(2,119)
Transfer into Level 3	-	1,197,893*	-	-	-
Transfer out of Level 3	-	-	-	-	-
Ending Balance - June 30, 2026	$ 0	$ 1,364,103	$ 0	$ 212,000	$ 90,695

* These securities are undergoing a merger and have been transferred into level 3 until the merger has closed.
The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2026, includes the following:
	Corporate Bonds	Bank Loans	Preferred Stocks	Common Stocks	Convertible Bonds
	$ 132,118	$ 46,573	$(138,696)	$(33,000)	$(2,119)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:

Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants
Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to: discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

CrossingBridge Responsible Credit Fund
Descriptions	Fair Value June 30, 2026	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Corporate Bonds	$ 0	Market Approach	Recoverable value	0.00%	0.00%	Increase
Bank Loans	$ 1,364,103	Market Approach	Transaction price	$7.80-100.00	$98.01	Increase
			Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	100.00%	100.00%	Increase
Preferred Stocks	$ 0	Market Approach	Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	0.00%	0.00%	Increase
Common Stocks	$ 212,000	Market Approach	Enterprise value	$175.20 (in millions)	$175.20 (in millions)	Increase
			Recoverable value	0.00%	0.00%	Increase
			Broker quote	$53,000.00	$53,000.00	Increase
			Recoverable value	$0.00	$0.00	Increase
Convertible Bonds	$ 90,695	Market Approach	Broker quote	$93.50	$93.50	Increase
			Recoverable value	$0.00	$0.00	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.